Property And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Construction work in progress	$ 1,519.0	$ 1,303.1
Impairment loss on property and equipment	12.2
ENSCO 8500 Series
Property, Plant and Equipment [Line Items]
Construction work in progress	$ 1,401.1	$ 1,262.5